Consolidated Statements of Operations (Unaudited) (Q3) - USD ($) $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Mar. 31, 2017	Mar. 31, 2016	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Revenues:
License and transaction fees	$ 17,459		$ 14,727							$ 50,463	$ 41,326	$ 56,589	$ 43,633	$ 35,638
Equipment sales	9,001		5,634							19,341	14,138	20,819	14,444	6,707
Total revenues	26,460	$ 21,944	20,361	$ 18,503	$ 16,600	$ 17,645	$ 15,358	$ 12,821	$ 12,253	69,804	55,464	77,408	58,077	42,345
Costs of sales/revenues:
Cost of services	11,876		9,703							34,508	27,475	38,089	29,429	23,018
Cost of equipment	7,959		4,986							16,170	11,787	17,334	11,825	4,254
Total costs of sales/revenues	19,835		14,689							50,678	39,262	55,423	41,254	27,272
Gross profit	6,625	5,783	5,672	5,483	5,047	4,809	5,146	3,733	3,135	19,126	16,202	21,985	16,823	15,073
Operating expenses:
Selling, general and administrative	5,947		6,094							18,649	15,652	22,373	16,451	14,036
Depreciation and amortization	259		173							774	439	647	612	600
Total operating expenses	6,206		6,267							19,423	16,091	23,452	17,063	14,636
Operating income (loss)	419	(1,578)	(595)	594	112	(355)	731	51	(667)	(297)	111	(1,467)	(240)	437
Other income (expense):
Interest income	114		67							387	138	320	83	30
Interest expense	(188)		(180)							(601)	(403)	(600)	(302)	(257)
Change in fair value of warrant liabilities			(4,805)							(1,490)	(5,692)	(5,674)	(393)	66
Total other income (expense), net	(74)		(4,918)							(1,704)	(5,957)	(5,954)	(560)	(161)
Income (loss) before income taxes	345		(5,513)							(2,001)	(5,846)	(7,421)	(800)	276
(Provision) benefit for income taxes	(209)		93							(94)	(88)	615	(289)	27,255
Net income (loss)	136	(872)	(5,420)	(874)	360	(200)	(567)	(261)	(61)	(2,095)	(5,934)	(6,806)	(1,089)	27,531
Cumulative preferred dividends	(334)		(334)		(334)		(334)		(334)	(668)	(668)	(668)	(668)	(668)
Net income (loss) available to common shares	$ (198)	$ (872)	$ (5,754)	$ (874)	$ 26	$ (200)	$ (901)	$ (261)	$ (395)	$ (2,763)	$ (6,602)	$ (7,474)	$ (1,757)	$ 26,863
Net loss per common share - basic and diluted (in dollars per share)	$ 0.00		$ (0.16)							$ (0.07)	$ (0.18)	$ (0.21)	$ (0.05)	$ 0.77	$ 0.78
Basic and diluted weighted average number of common shares outstanding (in shares)	40,327,697		36,161,626							39,703,690	35,972,633	36,309,047	35,719,211	34,665,007